Annual Fund Operating Expenses - Simplify Propel Opportunities ETF - Simplify Propel Opportunities ETF	May 18, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	2.75%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	2.81%
Fee Waiver or Reimbursement	(0.25%)	[3]
Net Expenses (as a percentage of Assets)	2.56%

[1]	The Fund has agreed to pay the adviser as compensation under a management agreement a monthly advisory fee (as a percentage of daily net assets) computed at the annual rate of 2.75% on assets up to $1 billion; 2.50% on assets over $1 billion and less than $5 billion; 2.00% on assets over $5 billion and less than $10 billion; and 1.00% on assets over $10 billion.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The adviser and sub-adviser have each agreed to waive its respective advisory and sub-advisory fee by 0.25% on an annualized basis through May 31, 2027. This waiver may be terminated by the Trust’s Board of Trustees on 60 days’ written notice to the adviser and sub-adviser and will terminate automatically if the management agreement or sub-advisory agreement is terminated.